Chapman and Cutler LLP
111 West Monroe Street, Chicago, IL 60603

September 5, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Destra Investment Trust II (the “Trust”)
(File Nos. 333-171933 and 811-22523)

To the Commission:

On behalf of the Trust and its series, Destra Focused Equity Fund and Destra Preferred and Income Securities Fund (the “Funds”), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Trust. It is intended that the proxy materials will be released to shareholders of the Funds on or about September 15, 2014.  Please call contact the undersigned at (312) 845-3484 (e-mail: warren@chapman.com) with any questions or comments regarding this filing.

Very truly yours,
Chapman and Cutler llp

By	/s/ Morrison C. Warren
Morrison C. Warren